PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 4) (Pension Benefits, USD $)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 1,168,765,000	$ 1,087,315,000	$ 939,230,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	412,196,000	445,700,000
Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	697,846,000	595,832,000
Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	58,723,000	45,783,000	33,668,000
Cash and Cash Equivalents
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	14,342,000	16,373,000
Cash and Cash Equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	14,342,000	16,373,000
Large Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	385,321,000	390,550,000
Large Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	231,103,000	283,864,000
Large Capitalization Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	154,218,000	106,686,000
Large Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	351,195,000	355,084,000
Large Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	196,977,000	248,398,000
Large Capitalization Equity - Domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	154,218,000	106,686,000
Large Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	34,126,000	35,466,000
Large Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	34,126,000	35,466,000
Small Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	70,552,000	68,082,000
Small Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	70,552,000	68,082,000
Small Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	62,521,000	60,579,000
Small Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	62,521,000	60,579,000
Small Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	8,031,000	7,503,000
Small Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	8,031,000	7,503,000
International Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	242,401,000	239,304,000
International Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	242,401,000	239,304,000
Mutual fund
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	69,393,000	66,260,000
Mutual fund | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	69,393,000	66,260,000
Collective trust
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	173,008,000	173,044,000
Collective trust | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	173,008,000	173,044,000
Private Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	58,723,000	45,783,000
Commitment for investments	85,000,000	85,000,000
Unfunded commitments for investments	30,300,000	42,100,000
Private Equity | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	58,723,000	45,783,000
Private Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	43,340,000	35,226,000
Commitment for investments	17,700,000	27,100,000
Private Equity - Domestic | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	43,340,000	35,226,000
Private Equity - International
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	15,383,000	10,557,000
Commitment for investments	12,600,000	15,000,000
Private Equity - International | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	15,383,000	10,557,000
Equity Securities
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	756,997,000	743,719,000
Equity Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	301,655,000	351,946,000
Equity Securities | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	396,619,000	345,990,000
Equity Securities | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	58,723,000	45,783,000
Fixed Income
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	397,426,000	327,223,000
Fixed Income | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	96,199,000	77,381,000
Fixed Income | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	301,227,000	249,842,000
US government issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	126,894,000	104,087,000
US government issues | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	96,199,000	77,381,000
US government issues | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	30,695,000	26,706,000
Municipal issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	20,232,000	21,405,000
Municipal issues | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	20,232,000	21,405,000
Corporate issues domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	212,299,000	176,319,000
Corporate issues domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	212,299,000	176,319,000
Corporate issues foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	38,001,000	25,412,000
Corporate issues foreign | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 38,001,000	$ 25,412,000